Income Taxes (Deferred Income Tax Expense Results From Temporary Differences In Recognition Of Revenue And Expenses For Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Foundation contribution	$ 5,422	$ (12,824)
Mortgage servicing rights	(521)	(885)	774
ACL	1,617	(197)	(1,771)
FHLB prepayment penalty			1,283
FHLB stock dividends	1,650	1,432	2,206
Other, net	(2,079)	2,827	974
Deferred income tax expense (benefit)	$ 6,089	$ (9,647)	$ 3,466